Restructuring costs	12 Months Ended
Sep. 30, 2020
Restructuring And Related Activities 1 [Abstract]
Restructuring costs
Restructuring costs

During the year ended September 30, 2020, the Company incurred restructuring costs related to terminations of employment primarily in France, Canada and Germany, in relation with the COVID-19 impacts.

During the year ended September 30, 2020, the Company also announced a restructuring plan mainly for the closure of the Brazil operations, the refocusing of the Portugal infrastructure business towards nearshore delivery and the optimization of the Sweden infrastructure business.

The Company recorded $155,411,000 of restructuring costs during the year ended September 30, 2020 (nil during the year ended September 30, 2019).

This amount includes restructuring costs for terminations of employment of $144,202,000, accounted for in restructuring provisions, impairment of PP&E of $1,035,000 (Notes 6 and 24), impairment of right-of-use assets of $5,092,000 (Note 24), as well as other restructuring costs of $5,082,000.